PROPERTY AND EQUIPMENT (Tables)	12 Months Ended	6 Months Ended	12 Months Ended
	Jan. 31, 2013	Jun. 30, 2014	Dec. 31, 2013
Property and equipment
Property and equipment consisted of the following at January 31:

	2014	2013
Website	$4,568	$4,568
Computers	31,010	24,645
Software	165,439	165,439
Machinery and equipment	143,920	123,214
Furniture and fixtures	43,366	25,054
Leasehold improvements	49,780	46,259
	438,084	389,179
Less accumulated depreciation and amortization	(352,399)	(321,037)
	$85,685	$68,142

SCHC
Property and equipment
Property and equipment consists of the following at June 30:

	2014	2013

Computer equipment and software	$122,276	$123,008
Furniture and fixtures	58,048	90,619
Medical equipment	2,048,116	4,153,086
Leasehold improvements	383,420	357,650
	2,597,722	4,724,363
Less accumulated depreciation	(2,014,990)	(3,788,522)

	$596,870	$935,841

Property and equipment consists of the following at December 31:

	2013	2012

Computer equipment and software	$113,189	$107,274
Furniture and fixtures	48,094	86,923
Medical equipment	2,046,219	4,151,189
Leasehold improvements	383,420	357,650
	2,590,922	4,703,036
Less accumulated depreciation	(1,853,385)	(3,530,512)

Property and equipment, net	$737,537	$1,172,524